STOCKHOLDERS EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
STOCKHOLDERS EQUITY
STOCKHOLDERS' EQUITY

NOTE 9 – STOCKHOLDERS’ EQUITY

As of September 30, 2024 and December 31, 2023, the Company had 200,183 and 200,183 shares of common stock issued and outstanding.

As of September 30, 2024 and December 31, 2023, the Company had 9,003,774 and 9,003,774 shares of Class A preferred stock issued and outstanding, respectively.

As of September 30, 2024 and December 31, 2023, the Company had 3,500,000 and 3,500,000 Class B preferred stock issued and outstanding, respectively.

On August 5, 2024, the Company’s Board of Directors, receiving approximately 99.00% vote of the Company’s shareholders, approved a Seven Thousand Five Hundred for 1 (7,500-for-1) Stock Split of the issued and outstanding shares of Common Stock of the Company. Whereby, every 7,500 shares of the Company’s common stock, issues and outstanding on November 27, 2024 automatically convert into 1 new share of common stock. The financial statements have been retroactively reflected for all periods presented to show the effect of the stock split.

On May 16, 2024, the Company issued 9,000,000 restricted shares of the Company’s Series A Preferred Stock valued at $720,000 for certain intangible assets (See Note 4).

On May 16, 2024, a shareholder returned and the Company cancelled 9,000,000 restricted shares of the Company’s Series A Preferred Stock.

NOTE 9 – STOCKHOLDERS’ EQUITY

On March 8, 2023, the Company filed a Certificate of Amendment together with Amended & Restated Articles of Incorporation with the Secretary of State of the State of Nevada to consolidate and clarify the previously filed Articles of Incorporation, as amended. The Restated Articles include provisions amended the Company’s total authorized shared to Three Billion (3,000,000,000), consisting of (a) Two Billion Five Hundred Million (2,500,000,000) shares of Common Stock, par value $0.0001 per share (the “Common Stock”) and (b) Five Hundred Million (500,000,000) shares of preferred stock, par value $0.0001 per share (the “Preferred Stock”), issuable in one or more Series as hereinafter provided. with the rights and preferences for such Preferred Stock being designated, from time to time, by the Company’s Board of Directors.

Further, the Restated Articles amended and restates the rights, preferences, and privileges of the Company’s previously designated Series A and Series B Preferred Stock. The Company is authorized to issue Ten Million (10,000,000) Series A Preferred Shared the designations, powers, preferences, rights, and restrictions granted or imposed upon the Series A Preferred Shares and holders thereof, in part, are as follows: the Series A Preferred Stock ranks senior to all other classes of stock, is convertible at a ratio of 1:50, and votes by multiplying the number of shares of Series A Preferred Stock held by such holder by 500.

Additionally, the Company is authorized to issue Ten Million (10,000,000) Series B Preferred Shares he designations, powers, preferences, rights, and restrictions granted or imposed upon the Series B Preferred Shares and holders thereof are, in part, as follows: the Series B Preferred Stock ranks junior to all other classes of Preferred Stock, is convertible at a ratio of 1:25, and votes by multiplying the number of shares of Series A Preferred Stock held by such holder by 50.

As of December 31, 2023 and 2022, the Company had 200,183 and 200,183 shares of common stock issued and outstanding (post-split) (See Note 10).

As of December 31, 2023 and 2022, the Company had 9,003,774 and 3,774 shares of Class A preferred stock issued and outstanding, respectively.

As of December 31, 2023 and 2022, the Company had 3,500,000 and 3,500,000 Class B preferred stock issued and outstanding, respectively.

On March 8, 2023, the Company issued 9,000,000 restricted shares of the Company’s Series A Preferred Stock valued at $405,000 for certain intangible assets (See Note 4).